Other long-term liabilities (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Other Liabilities [Line Items]
Asset retirement obligations	9,508	7,088
Customer deposits	8,774	5,620
Provision for injury and damages	1,215	3,480
Deferred water rights inducement	17,115	25,816
Contingent consideration	1,102	1,031
Other	4,580	5,177
Other Liabilities	27,943	25,241
Less: current portion	(7,451)	(4,352)
Other long-term liabilities	20,492	20,889
Water Rights
Schedule of Other Liabilities [Line Items]
Deferred water rights inducement	2,764	2,845